Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	18.31	10.01	12.57
Class A (including sales charges) (a)	11.52	8.72	11.91
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,096,141,883
Tot al number of portfolio holdings	101
Management services fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repr esen
ted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
ngs
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdi
ngs
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	CHHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	18.66	10.29	12.86
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,096,141,883
Total number of portfo lio holdin gs	101
Management services fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfo lio
composition is subject to change.
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 217	2.00%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	17.48	9.20	11.73
Class C (including sales charges) (a)	16.48	9.20	11.73
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
tist
ics
Fund net assets	$ 2,096,141,883
Total number of portfolio holdings	101
Management services fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top H
oldings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top H
oldings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	18.66	10.28	12.86
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,096,141,883
Total number of portfolio holdings	101
Managemen t serv ices fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Repr
esenta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc .	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc .	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	18.79	10.40	12.98
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,096,141,883
Total number of portfolio holdings	101
Management services fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for th e rep orting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
FTAI Aviation Ltd .	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
FTAI Aviation Ltd .	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CSGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	18.76	10.44	13.03
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,096,141,883
Total number of portfolio holdings	101
Managem ent ser vices fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU M edica l, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU M edica l, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Small Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Growth Fund
Class Name	Class R
Trading Symbol	CCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweight positioning in the utilities sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in FTAI Aviation, an aerospace manufacturer; CAVA Group, a restaurant holding company; and Natera, a medical diagnostics company, were among the top contributors to relative Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and financials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the financials sector detracted from relative performance.
Individual holdings
| Fund positions in MicroStrategy, a technology company; BILL Holdings, a payments company; and Aehr Test Systems, a semiconductor equipment company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	18.00	9.73	12.29
Russell ® 2000 Growth Index	17.67	8.35	8.21
Russell ® 3000 Index	26.14	15.19	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,096,141,883
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,710,617
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fun d net asset s	$ 2,096,141,883
Total number of portfolio holdings	101
Management services fees (represents 0.81% of Fund average net assets)	$ 14,710,617
Portfolio turnover for the reporting period	146%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%
Asset Categories

Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
FTAI Aviation Ltd.	3.1%
Carpenter Technology Corp.	2.9%
Onto Innovation, Inc.	2.8%
AAON, Inc.	2.7%
XPO, Inc.	2.7%
SiteOne Landscape Supply, Inc.	2.5%
Chemed Corp.	2.5%
ICU Medical, Inc.	2.5%
RBC Bearings, Inc.	2.3%
Bio-Techne Corp.	2.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds